Convertible Instruments and Accrued Interest - Convertible Note - April 2, 2021 Note and April 23, 2021 Note Extensions (Details) - April 2, 2021 Note and April 23, 2021 Note Extensions - USD ($)
$ in Millions
	Apr. 10, 2023	Apr. 23, 2021	Apr. 02, 2021
Debt Instrument [Line Items]
Debt instrument, extended term	2 years
Extension fees percentage	2.50%
Debt instrument increase in debt		$ 0.9	$ 0.3